VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 8.6%
ASML Holding N.V. (USD)	643,665	$306,307,300
NXP Semiconductors N.V. (USD)	1,533,421	226,992,311
		533,299,611
Switzerland: 2.3%
STMicroelectronics N.V. (USD) †	4,489,109	141,272,260
Taiwan: 11.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,643,749	706,626,481
United States: 77.7%
Advanced Micro Devices, Inc. *	3,584,219	274,085,227
Analog Devices, Inc.	1,992,060	291,020,045
Applied Materials, Inc.	2,922,878	265,923,440
Broadcom, Inc.	646,032	313,848,806
Cadence Design Systems, Inc. *	1,484,986	222,792,450
Intel Corp.	8,858,372	331,391,696
KLA Corp.	882,878	281,708,712
Lam Research Corp.	641,824	273,513,298
Marvell Technology, Inc.	4,512,366	196,423,292
Microchip Technology, Inc.	3,154,267	183,199,827
Micron Technology, Inc.	4,791,656	264,882,744
Monolithic Power Systems, Inc.	272,407	104,615,184
NVIDIA Corp.	3,501,698	530,822,400
	Number of Shares	Value
United States (continued)
ON Semiconductor Corp. *	2,339,839	$117,717,300
Qorvo, Inc. *	570,946	53,851,627
Qualcomm, Inc.	2,628,301	335,739,170
Skyworks Solutions, Inc.	976,477	90,460,829
Synopsys, Inc. *	858,587	260,752,872
Teradyne, Inc.	911,297	81,606,646
Texas Instruments, Inc.	2,208,558	339,344,937
Universal Display Corp.	275,749	27,889,254
		4,841,589,756
Total Common Stocks (Cost: $9,155,101,490)		6,222,788,108

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $215,791)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	215,791	215,791
Total Investments: 99.9% (Cost: $9,155,317,281)		6,223,003,899
Other assets less liabilities: 0.1%		4,087,979
NET ASSETS: 100.0%		$6,227,091,878

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $195,114.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	7.8%	$483,545,321
Semiconductor Equipment	19.4	1,209,059,396
Semiconductors	72.8	4,530,183,391
	100.0%	$6,222,788,108
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